Document and Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	ASLAN Pharmaceuticals Limited
Entity Central Index Key	0001722926
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	402,116,835
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity File Number	001-38475
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	3 Temasek Avenue Level 18 Centennial Tower
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	039190
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Auditor Firm ID	1046
Auditor Name	Deloitte & Touche LLP
Auditor Location	Singapore
American Depositary Shares (ADSs), each representing five ordinary shares, par value NT$10 per ordinary share
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares (ADSs), each representing twenty-five ordinary shares, par value $0.01 per share
Trading Symbol	ASLN
Security Exchange Name	NASDAQ
Ordinary shares, par value NT$10 per share
Document Information [Line Items]
Title of 12(b) Security	Ordinary shares, par value $0.01 per share *
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Business Contact
Document Information [Line Items]
City Area Code	+65
Local Phone Number	6817 9598
Contact Personnel Name	Carl Firth
Entity Address, Address Line One	3 Temasek Avenue Level 18 Centennial Tower
Entity Address, City or Town	Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	039190
Contact Personnel Email Address	investor@aslanpharma.com